Cover page	Jan. 30, 2025	Oct. 17, 2024
Document Information [Line Items]
Document Type	8-K/A	8-K/A
Entity Registrant Name		GLOBE LIFE INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-08052
Entity Tax Identification Number		63-0780404
Entity Address, Address Line One		3700 South Stonebridge Drive
Entity Address, City or Town		McKinney
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75070
City Area Code		972
Local Phone Number		569-4000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000320335
Amendment Flag		false
Document Period End Date		Oct. 17, 2024
Common Stock, $1.00 par value per share
Document Information [Line Items]
Title of 12(b) Security		Common Stock, $1.00 par value per share
Trading Symbol		GL
Security Exchange Name		NYSE
4.250% Junior Subordinated Debentures
Document Information [Line Items]
Title of 12(b) Security		4.250% Junior Subordinated Debentures
Trading Symbol		GL PRD
Security Exchange Name		NYSE